Leases	12 Months Ended
Dec. 31, 2021
Leases

11	Leases

Lease Liabilities	2021 £’000	2020 £’000	2019 £’000
At 1 January	76	907	546
Additions	720	–	822
Transfer	77	–	–
Effect of modification to lease terms	(24)	(788)	(82)
Interest expenses	29	15	24
Lease payments	(112)	(105)	(391)
Exchange differences	–	47	(12)
At 31 December	766	76	907

The right of use asset is disclosed in note 10.

In April 2021 the Group signed an agreement to lease new premises in Cardiff, Wales, to house its corporate offices and laboratories. The agreement to lease allowed the Group to carry out the Cat A works and fit out prior to completion of the lease and its occupation in August 2021. The lease agreed was for a 5 year period with no break clause. The lease has been recognised as a right of use asset during the year from the date of the agreement to lease.

In May 2021 the Group provided notice to terminate its property lease on its historical building in Cardiff. The lease required 6 month’s notice.

During 2020 as a result of the closure of the Group’s operations in Spain two property leases were terminated early, this impacted both the right of use asset and the lease liability.

Management considered the appropriate life of a lease in the UK in 2021, 2020 and 2019 and adjusted the right of use asset and lease liability accordingly.

Low value leases expensed in year:

	2021 £’000		2020 £’000		2019 £’000
Low value leases expensed		2		10		29
	2		10		29